CONSOLIDATED INTERIM INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,255	$ 1,303	$ 2,386	$ 2,440
Cost of sales	(1,146)	(1,139)	(2,164)	(2,139)
Gross profit	109	164	222	301
Sales, general and administration expenses	(63)	(57)	(128)	(117)
Intangible amortization	(35)	(35)	(70)	(71)
Operating profit	11	72	24	113
Net finance (expense)/income	(23)	40	(46)	63
(Loss)/profit before tax	(12)	112	(22)	176
Income tax credit (charge)	2	(12)	11	(19)
(Loss)/profit for the period	(10)	100	(11)	157
(Loss)/profit attributable to:
Equity holders	$ (10)	$ 100	$ (11)	$ 157
(Loss)/earnings per share:
Basic (loss)/earnings per share attributable to equity holders	$ (0.03)	$ 0.17	$ (0.04)	$ 0.26
Diluted (loss)/earnings per share attributable to equity holders	$ (0.03)	$ 0.17	$ (0.04)	$ 0.26
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,255	$ 1,303	$ 2,386	$ 2,440
Cost of sales	(1,109)	(1,123)	(2,117)	(2,109)
Gross profit	146	180	269	331
Sales, general and administration expenses	(60)	(53)	(116)	(109)
Intangible amortization	(35)	(35)	(70)	(71)
Operating profit	51	92	83	151
Net finance (expense)/income	(49)	(34)	(99)	(62)
(Loss)/profit before tax	2	58	(16)	89
Income tax credit (charge)		(16)	5	(25)
(Loss)/profit for the period	2	42	(11)	64
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(37)	(16)	(47)	(30)
Gross profit	(37)	(16)	(47)	(30)
Sales, general and administration expenses	(3)	(4)	(12)	(8)
Operating profit	(40)	(20)	(59)	(38)
Net finance (expense)/income	26	74	53	125
(Loss)/profit before tax	(14)	54	(6)	87
Income tax credit (charge)	2	4	$ 6	6
(Loss)/profit for the period	$ (12)	$ 58		$ 93